Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($) $ / MMcf MMcf	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Estimated Contractual Demand Fees [Abstract]
2017	$ 9,065
2018	2,336
2019	424
2020	400
2021	327
Thereafter	678
Total Estimated Contractual Demand Fees	13,230
Mid-Tex Division [Member]
Long Term Purchase Commitment [Line Items]
Significant Purchase Commitment, Amount	85,300	$ 113,300	$ 140,900
Natural Gas Marketing Segment [Member]
Long Term Purchase Commitment [Line Items]
Significant Purchase Commitment, Amount	$ 763,200	$ 1,141,300	$ 1,687,500
Inventories Under Indexed Contracts [Member] | Mid-Tex Division [Member]
Long Term Purchase Commitment [Line Items]
Long Term Purchase Commitment Minimum Quantity Required Within One Year | MMcf	28,500
Long Term Purchase Commitment Minimum Quantity Required One To Three Years | MMcf	4,200
Long Term Purchase Commitment Minimum Quantity Required After Three Years | MMcf	600
Inventories Under Indexed Contracts [Member] | Natural Gas Marketing Segment [Member]
Long Term Purchase Commitment [Line Items]
Long Term Purchase Commitment Minimum Quantity Required Within One Year | MMcf	93,500
Long Term Purchase Commitment Minimum Quantity Required One To Three Years | MMcf	9,100
Long Term Purchase Commitment Minimum Quantity Required After Three Years | MMcf	200
Inventories Under Fixed Price Contracts [Member] | Natural Gas Marketing Segment [Member]
Long Term Purchase Commitment [Line Items]
Long Term Purchase Commitment Minimum Quantity Required Within One Year | MMcf	11,900
Long Term Purchase Commitment Minimum Quantity Required One To Three Years | MMcf	1,300
Purchase Commitment Amount Minimum | $ / MMcf	0.25
Purchase Commitment Amount Maximum | $ / MMcf	3.16